Expenses by nature (Tables)	6 Months Ended
Jun. 30, 2026
Depreciation and amortisation expense [abstract]
Summary of Expenses by major function
The following table illustrates the Group's expenses by nature:

	For the six months ended June 30, 2026
	Cost of sales	Selling, general and administrative expense	Research and development expense	Total
Inventory costs	1,408,579	—	—	1,408,579
Impairment reversal, net	(1,154)	—	—	(1,154)
Professional services and consultant costs	—	80,562	10,405	90,967
Advertising, selling, and promotion costs	—	134,033	—	134,033
Employee benefit costs	1,859	121,070	6,279	129,208
Warranties and costs associated with settling contract liabilities	62,872	1,019	—	63,891
Depreciation and amortization expense	2,431	9,234	472	12,137
Sales agent costs	—	61,672	—	61,672
Maintenance and insurance service costs	—	7,913	—	7,913
Other costs	314	15,405	(1,824)	13,895
Total	1,474,901	430,908	15,332	1,921,141

	For the six months ended June 30, 2025
	Cost of sales	Selling, general and administrative expense	Research and development expense	Total
Inventory costs	1,325,998	—	—	1,325,998
Impairment of property, plant and equipment, vehicles under operating leases, and intangible assets	723,524	—	—	723,524
Professional services and consultant costs	—	109,821	17,219	127,040
Advertising, selling, and promotion costs	—	120,329	—	120,329
Employee benefit costs	3,847	105,431	2,840	112,118
Warranties and costs associated with settling contract liabilities	55,649	1,053	—	56,702
Sales agent costs	—	51,999	—	51,999
Depreciation and amortization expense	13,755	12,823	5,755	32,333
Maintenance and insurance service costs	—	9,861	—	9,861
Other costs	2,956	19,966	5,448	28,370
Total	2,125,729	431,283	31,262	2,588,274